Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 — Income Taxes

The Company’s effective income tax rate is a combination of federal, state and foreign tax rates and differs from the U.S. statutory rate due to taxes on foreign income, permanent differences including tax-exempt interest, and the resolution of tax uncertainties, offset by a valuation allowance against U.S. deferred income tax assets.

At December 31, 2013, the Company had unrecognized tax benefits totaling $11,405,522, which would have a favorable impact on the Company’s provision (benefit), if recognized.

In the three months ended March 31, 2014 and 2013, the Company generated federal and state net operating income for income tax purposes before the assumed offset against the Company’s net operating loss carry forwards. These federal and state net operating loss carry forwards total approximately $28,395,033 at March 31, 2014 and begin to expire in 2018, if not utilized.

Note 21 — Income Taxes

The Company files U.S. federal and U.S. state tax returns. At December 31, 2013, the Company had unrecognized tax benefits totaling $11,405,522, of which would have a favorable impact on our tax provision (benefit), if recognized.

Pre-tax earnings consisted of the following for the years ended December 31, 2013 and 2012:

December 31,	2013	2012

Total Pre-Tax (Loss) Earnings	$(10,146,228)	$382,838

The provision (benefit) for income taxes for the years ended December 31, 2013 and 2012 was as follows:

	2013	2012

Current Income Tax Provision (Benefit)
Federal – (all related to Gain on Sale of Discontinued Operations)	$—	$19,800
State and Foreign	—	—
State Tax Credit Refund	—	—
Net Change in Liability for Unrecognized Tax Benefits	—	—
	$—	$19,800
Deferred Provision (Benefit)	—	—

Total Provision (Benefit)	$—	$19,800

A reconciliation of the statutory U.S. federal income tax rate to the effective rates for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Federal Income Tax at Statutory Rate	34.4%	34.0%
State Tax Provision, Net of Federal Benefit	0.5%	3.5%
Foreign Income Taxed at Other Than 34%	(0.2)%	0.0%
Meals and Entertainment	0.0%	1.4%
Stock Compensation Expense	(0.6)%	16.1%
Research and Development Credits	(0.2)%	4.2%
Loss on Derivative Valuation	(12.2)%	0.0%
Debt Discount	(0.2)%	0.0%
Officer’s Life Insurance	0.0%	0.3%
Change in Rate Assumptions	41.0%	(114.5)%
Adjustments to Prior Year Tax Credits	0.7%	(11.6)%

Effective Tax Rate	63.2%	(66.6)%
Change in Valuations Allowance	(63.2)%	77.7%

Net Effective Tax Rate	0.0%	11.1%

Deferred tax assets (liabilities) for the years ended December 31, 2013 and 2012 consist of the following:

	2013	2012

Inventory and Inventory Related Items	$196,871	$234,000
Warranty Reserves	10,845	32,000
Accrued Interest	9,673	152,000
Accrued Services	(1,887)	28,000
Accrued Loss Contingency	—	9,000
Accrued Officer Compensation	111,276	—
Net Operating Loss Carryforwards	9,739,496	2,881,000
Accrued Compensation	—	405,000
Amortization	(143,364)	—
(Gain)Loss on Fixed Assets	100,464	—
Patents Costs and Loss on Abandonment or Sale of Patents	(81,093)	—
Charitable Contributions	2,487	—
Unrealized Gains/Losses	47,049	—
Tax Credit Carryforwards	1,466,429	1,399,000
Depreciation	7,832	11,000

Total Gross Deferred Tax	$11,466,078	$5,151,000
Valuation Allowance — 100%	(11,466,078)	(5,151,000)

Net Deferred Tax	$—	$—

As of December 31, 2013, the Company has available $ 28,395,033 in net operating loss carryforwards which will begin to expire in 2018 if not utilized.

As the result of the assessment of the FASB ASC 740-10 (Prior Authoritative Literature: FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — An Interpretation of FASB Statement No. 109), the Company has no unrecognized tax benefits. By statute, tax years 2010 -2013 are open to examination by the major taxing jurisdictions to which the Company is subject.

Cash paid for income taxes during the years ended December 31, 2013 and December 31, 2012 were $ 32,533 and $19,012, respectively.

FASB ASC 740 (Prior Authoritative Literature: SFAS No. 109, Accounting for Income Taxes), requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on differing treatment of items for financial reporting and income tax reporting purposes. The deferred tax balances are adjusted to reflect tax rates by tax jurisdiction, based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. We have provided deferred income tax benefits on net operating loss carry-forwards to the extent we believe we will be able to utilize them in future tax filings.